STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows used in operating activities
Net loss		$ (30,374)
Changes in assets and liabilities
Net cash used in operating activities		(30,374)
Cash flows provided used by financing activities
Distributions to members
Proceeds from member contributions		35,100
Net cash provided used by financing activities		35,100
Net increase (decrease) in cash		4,726
Cash, beginning of period	$ 4,726
Cash, end of period		4,726
The Catalyst Group Entertainments Llc [Member]
Cash flows used in operating activities
Net loss
Changes in assets and liabilities
Prepaid expenses
Accounts payable and accrued liabilities
Net cash used in operating activities
Cash flows provided used by financing activities
Distributions to members
Proceeds from member contributions
Net cash provided used by financing activities
Net increase (decrease) in cash
Cash, beginning of period	4,726
Cash, end of period	$ 4,726	$ 4,726